Nature of business (Details) - Subsequent events	Jul. 10, 2026 USD ($)
Nature of business
Goodwill	$ 0
Other intangible assets recognized	0
Spring valley acquisition corp III | General Fusion Inc
Nature of business
Goodwill	0
Other intangible assets recognized	$ 0